Investment income (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Investment Income
	2017		2016		2015
Interest income		6,052		6,479		7,087
Dividend income		1,164		1,180		1,306
Rental income		121		129		133
Total investment income		7,338		7,788		8,525

Investment income related to general account		5,394		5,737		6,099
Investment income for account of policyholders		1,944		2,051		2,426
Total		7,338		7,788		8,525

Summary of Investment Income
Total investment income from:	2017	2016	2015
Shares	1,164	1,180	1,306
Debt securities and money market instruments	4,248	4,838	5,332
Loans	1,686	1,752	1,760
Real estate	121	129	133
Other	119	(111)	(6)
Total	7,338	7,788	8,525

Investment income from financial assets held for general account:	2017	2016	2015
Available-for-sale	3,467	4,007	4,235
Loans	1,686	1,752	1,760
Financial assets designated at fair value through profit or loss	148	80	115
Real estate	71	69	61
Derivatives	31	(139)	(96)
Other	(10)	(32)	25
Total	5,394	5,737	6,099

Aegon N.V [member]
Summary of Investment Income

	2017	2016
Interest income from intercompany loans	65	104
Interest income from derivatives	18	17
Total Investment Income	83	121